MINING INTERESTS - Disclosure of Detailed Information About Mining Interests (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Mining Interests [Line Items]
Mining interests	$ 1,034,522	$ 998,835
Depletable properties [Member]
Disclosure Of Mining Interests [Line Items]
Mining interests	779,890	786,316
Non-depletable properties [Member]
Disclosure Of Mining Interests [Line Items]
Mining interests	$ 254,632	$ 212,519	$ 228,304